Acquisition and Disposition of Bronco Communications, LLC and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Acquisition and Disposition of Bronco Communications, LLC and Discontinued Operations [Abstract]
Schedule of purchase price allocation
Cash and cash equivalents	$5,325
Accounts receivable	53,342
Property and equipment	63,792
Total Assets	$122,459
Accounts payable and accrued expenses	$79,536
Notes payable	71,498
Total Liabilities	$151,034
Goodwill	$351,653
Net Assets Acquired	$323,078

Fair value of common stock issued	$150,116
Fair value of non-controlling interest	$172,962
Fair value of net assets acquired	$323,078

Schedule of operating results including discontinued operations
	Years Ended December 31,
	2013	2012
Net sales	$-	$144,337
Cost of goods sold	-	114,071
Gross profit	-	30,266
Selling, general and administrative expenses	25,477	236,564
Loss on sale of assets of discontinued operations	245,744	-
Interest expense	-	7,000
Other income	-	(4,376)
Loss before provision for income taxes	(271,722)	(208,922)
Provision for income taxes	-	-
Loss from discontinued operations	$(271,722)	$(208,922

Schedule of discontinued financial statements
December 31, 2012
Assets
Cash and cash equivalents	$96
Property and equipment, net	43,384
Goodwill	351,653
Assets of discontinued operations	$395,133

Liabilities
Accounts payable and accrued expenses	$33,974
Liabilities of discontinued operations	$33,974